ACQUISITION OF WILSON-DAVIS - Identified excess of the purchase price over the fair value of the net assets acquired recorded as goodwill (Details) - USD ($)		6 Months Ended
	Feb. 07, 2024	Jun. 30, 2024	Dec. 31, 2024
ACQUISITION OF WILSON-DAVIS
Excess of purchase price		$ 22,019,881	$ 21,559,722
Goodwill		7,706,725	$ 6,142,525
WILSON-DAVIS
ACQUISITION OF WILSON-DAVIS
Customer Lists	$ 14,625,000	14,625,000
Excess of purchase price	20,767,525	22,331,725
Goodwill	$ 6,142,525	$ 7,706,725
Estimated Useful Life (Years)	12 years	12 years